Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,894,809.51
Previously Paid Amount	0.00
Total Fee Amount	5,647.57
Total Offset Amount	0.00
Net Fee	$ 5,647.57
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A